Discontinued operation and assets classified as held for sale, Assets and Liabilities Relating to SUSE (Details) - USD ($) $ in Thousands	Oct. 31, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Non-current assets [Abstract]
Goodwill	$ 6,805,043	$ 2,828,604	$ 2,436,168
Other Intangible assets	6,629,325	1,089,370	966,555
Property, plant and equipment	144,250	40,956	40,867
Investment in associates	0	11,457
Deferred tax assets	0	0
Long-term pension assets	16,678	22,031
Other non-current assets	38,790	3,093
Total non-current assets	13,720,467	3,995,511
Current assets [Abstract]
Trade and other receivables	1,272,033	289,509
Cash and cash equivalents	620,896	150,983	$ 667,178	$ 241,324
Total current assets	3,060,088	442,193
Total assets	16,780,555	4,437,704
Current liabilities [Abstract]
Trade and other payables	(676,917)	(170,042)
Provisions	(57,411)	(20,142)
Current tax liabilities	(124,071)	(42,679)
Deferred income	(1,134,730)	(640,650)
Total current liabilities	(2,448,090)	(944,697)
Non-current liabilities [Abstract]
Deferred income	(178,064)	(223,786)
Retirement benefit obligations	(110,351)	(30,773)
Long-term provisions	(35,421)	(11,937)
Other non-current liabilities	(58,011)	(4,191)
Total non-current liabilities	(6,540,485)	(1,879,517)
Total liabilities	(8,988,575)	(2,824,214)
Net assets classified as held for sale	1,142,451	$ 0
Discontinued Operations [Member]
Current assets [Abstract]
Total assets	1,142,451
Non-current liabilities [Abstract]
Total liabilities	(437,699)
SUSE [Member]
Non-current assets [Abstract]
Goodwill	859,566
Other Intangible assets	165,662
Property, plant and equipment	5,786
Investment in associates	9,648
Deferred tax assets	1,586
Long-term pension assets	1,543
Other non-current assets	2,020
Total non-current assets	1,045,811
Current assets [Abstract]
Trade and other receivables	65,547
Cash and cash equivalents	2,906
Total current assets	68,453
Total assets	1,114,264
Current liabilities [Abstract]
Trade and other payables	(37,833)
Provisions	(664)
Current tax liabilities	(1,156)
Deferred income	(218,349)
Total current liabilities	(258,002)
Non-current liabilities [Abstract]
Deferred income	(160,791)
Retirement benefit obligations	(5,530)
Long-term provisions	(2,376)
Other non-current liabilities	(537)
Total non-current liabilities	(169,234)
Total liabilities	(427,236)
Net assets classified as held for sale	$ 687,028